SHARE-BASED COMPENSATION, Compensation Plans (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 17, 2022 $ / shares shares	Apr. 30, 2022 USD ($)	Dec. 31, 2022 Installment $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Share Options [Member]
Share-based Payment Arrangement [Abstract]
Share options cancelled (in shares)			4,000,000
Share option granted (in shares)			30,000,000	4,162,121	5,809,024
Weighted average exercise price of options granted (in dollars per share) | $ / shares			$ 120	$ 269.09	$ 18.59
Options granted contractual term			10 years
SARs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)			54,186	51,464
Options granted contractual term			10 years
Number of substantially equal quarterly installments for vesting | Installment			12
SARs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			25.00%
SARs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			75.00%
RSUs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)			7,320,443	3,551,491
Options granted contractual term			10 years
Number of substantially equal quarterly installments for vesting | Installment			12
RSUs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			25.00%
RSUs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			75.00%
2009 Share Incentive Plan [Member]
Share-based Payment Arrangement [Abstract]
Maximum number of shares to all awards under the plan will increase on total ordinary shares, percentage			3.00%
2009 Share Incentive Plan [Member] | Share Options [Member]
Share-based Payment Arrangement [Abstract]
Share options cancelled (in shares)	4,000,000
Share option granted (in shares)	4,000,000
Weighted average exercise price of options granted (in dollars per share) | $ / shares	$ 120
Share-based compensation awards vesting period			5 years
Options granted contractual term			10 years
Incremental share-based compensation cost | $		$ 99,198
2009 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Payment Arrangement [Abstract]
Maximum aggregate number of ordinary shares to be issued under Plan (in shares)				176,775,641